INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Tax loss carryforward
Deferred tax assets	$ 3,743,709	$ 5,601,821	$ 3,372,101
Minimum amount of presumed income tax	1,184
Argentina | 2016
Tax loss carryforward
Minimum amount of presumed income tax	1,184
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	11,967,563
Deferred tax assets	2,663,813
Tax Loss-Carry Forward | 2015
Tax loss carryforward
Tax-Loss Carry forward	125,442
Deferred tax assets	31,389
Tax Loss-Carry Forward | 2016
Tax loss carryforward
Tax-Loss Carry forward	741,741
Deferred tax assets	185,435
Tax Loss-Carry Forward | 2017
Tax loss carryforward
Tax-Loss Carry forward	1,149,203
Deferred tax assets	283,096
Tax Loss-Carry Forward | 2018
Tax loss carryforward
Tax-Loss Carry forward	402,956
Deferred tax assets	104,943
Tax Loss-Carry Forward | 2019
Tax loss carryforward
Tax-Loss Carry forward	668,458
Deferred tax assets	194,200
Tax Loss-Carry Forward | 2019
Tax loss carryforward
Tax-Loss Carry forward	8,879,763
Deferred tax assets	$ 1,864,750